ACQUISITION (Details 5)	12 Months Ended
Jun. 30, 2022 CAD ($)
ACQUISITION OF EXTRACTION TECHNOLOGIES, LLC (Tables)
Cash consideration transferred	$ 723,000
Ownership acquired	50.10%
Fair value of Manitoba Ltd	$ 1,443,114
Fair value attributable to the controlling interests of Manitoba Ltd	(723,000)
Non-controlling interest	$ 720,114